      Supplement dated January 8, 2001 to Prospectus dated January 1, 2001
                                       For
                        WRL Series Life Corporate Account



This Supplement should be read in conjunction with the current prospectus dated January 1, 2001 for WRL Series Life Corporate Account

The following mutual fund portfolios are added to the cover page:

Add the following portfolio under Janus Aspen Series

International Growth Portfolio

Add the following portfolio under T. Rowe Price Equity Series, Inc.

Blue Chip Growth Portfolio



The table on pages 9 and 10 entitled "Portfolio Expenses" is amended to add the following:

                                    Management Fee       Other                        Total Annual
                                   (after waiver         Expenses (after waiver       Expenses (after waiver
Portfolio                          or reimbursement)     or reimbursement             or reimbursement
                                                         or absorption)               or absorption)
Janus Aspen Series
  International Growth (4)          0.65%                 0.11%                           0.76%
T. Rowe Price Blue Chip Growth (5)  0.85%                 0.00%                           0.85%


The first sentence of Footnote (4) on page 11 is amended to read as follows:

Expenses are based on expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Growth, Capital Appreciation, Aggressive Growth, Worldwide Growth and International Growth.



The table on page 13 entitled "Average Annual Compounded Rates of Return for the Periods Ended December 31, 1999" is amended to add the following:

                                                                                       10 years or
                                                                                       Since
Portfolio (date of inception)                             1 year        5 years        Inception*
Janus Aspen Series International Growth (5/2/94)          82.27%        33.25%         28.19%*
T. Rowe Price Blue Chip Growth (12/29/00)**               N/A           N/A            N/A



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





Page 20 is amended to add the following Portfolio to the "T. Rowe Price Equity Series, Inc. (managed by T. Rowe Price Associates, Inc.)" table:

--------------------------------------------------------------------------------
                             -   T. ROWE PRICE BLUE CHIP Growth seeks long-term
                                 growth of capital by investing in the common
                                 stocks of large and medium-sized blue chip
                                 growth companies; income is a secondary
                                 objective.
--------------------------------------------------------------------------------


Page 20 is amended to add the following Portfolio to the "Janus Aspen Series (managed by Janus Capital Corporation)" table:

--------------------------------------------------------------------------------
                             -   INTERNATIONAL GROWTH seeks long-term growth of
                                 capital. It pursues its objective by normally
                                 investing at least 65% of its total assets in
                                 securities of issuers from at least five
                                 different countries, excluding the United
                                 States. The portfolio may invest in U.S.
                                 issuers and it may at times invest all of its
                                 assets in fewer than five countries, or even a
                                 single country.
--------------------------------------------------------------------------------

Page 45 is amended to add the following sentence to the end of the first paragraph under "Financial Statements":

The Separate Account first received a premium in January of 2000, so the only financial statements available are for the nine months ended September 30, 2000.

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